Taxation - Tax Loss Carryforwards and Corresponding Jurisdictions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Argentina
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 136,205
Expiration period	5 years
Argentina | 2015
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 11,359
Argentina | 2016
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	3,138
Argentina | 2017
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	12,627
Argentina | 2018
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	30,383
Argentina | 2019
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	78,698
Brazil
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	169,209
Uruguay
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 4,371
Expiration period	5 years
Luxembourg
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 29,834